Intellectual Property and Collaborative Agreements (Detail Textuals 1)	12 Months Ended			1 Months Ended					12 Months Ended		1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Valeant Pharmaceuticals USD ($)	Mar. 31, 2010 Valeant Pharmaceuticals First Conformationally Restricted Nucleotide Product USD ($)	Mar. 31, 2010 Valeant Pharmaceuticals Second Conformationally Restricted Nucleotide Product USD ($)	Dec. 31, 2014 Novosom USD ($)	Dec. 31, 2011 Novosom USD ($)	Jul. 31, 2010 Novosom USD ($)	Dec. 31, 2013 Novosom USD ($)	Dec. 31, 2012 Novosom	Jan. 31, 2015 Novosom Subsequent Event	Jun. 30, 2008 University of Helsinki EUR (€)	Dec. 31, 2014 University of Helsinki EUR (€)
Intellectual Property And Collaborative Agreements [Line Items]
Stock issued during period, shares, purchase of assets								140,000
Stock issued during period, value, purchase of assets	$ 1,673,000							$ 3,800,000
Contractual agreements assets acquired payment percentage								30.00%
Assets acquired additional consideration maximum								3,300,000
Research and development expense	686,000	715,000					100,000
Common stock reserved for future issuance as additional consideration										510,000
Cash payable									150,000
Additional common stock reserved for future issuance as consideration									450,000
License fee payable						75,000
Amount pledged to issue common stock						75,000
Number of common stock issued for settlement											120,000
Development milestone payments				5,000,000	2,000,000							275,000
Annual payment for per assigned patents			50,000
Threshold limit of earned out payments			5,000,000
Royalty advance													€ 250,000